Cash flow statement (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Adjustment for non-cash transactions
Depreciation and amortization	€ 5,653	€ 3,684
Share-based compensation	16,751	10,540
Increase in retirement benefit liabilities and provisions	168	149
Unrealised exchange gains (-) /losses and non-cash other financial expenses	(1,424)	(5,241)
Fair value adjustment financial assets held at fair value through profit or loss	2,130	(154)
Total adjustment for non-cash transactions	23,278	8,978
Interest expense	452	415
Interest income	(3,445)	(1,892)
Tax expense	129	137
Total adjustment for items to disclose separately under operating cash flow	(2,864)	(1,340)
Gain on sale of assets	(3)
Total adjustment for items to disclose separately under investing and financing cash flow	(3)
Increase in inventories	3	12
Decrease / Increase (-) in receivables	(32,895)	(3,204)
Increase in payables	16,974	21,357
Total change in working capital other than deferred income	€ (15,918)	€ 18,165